UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.
-----------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: April 30, 2004
                         --------------

Date of reporting period: April 30, 2004
                          --------------

Item 1.  Reports to Stockholders.
------   ------------------------

================================================================================

 INVESTMENT ADVISER     Value Line, Inc.                  --------------------
                        220 East 42nd Street                  ANNUAL REPORT
                        New York, NY 10017-5891           --------------------
                                                             APRIL 30, 2004
 DISTRIBUTOR            Value Line Securities, Inc.       --------------------
                        220 East 42nd Street
                        New York, NY 10017-5891

 CUSTODIAN BANK         State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110                       VALUE LINE
                                                               CONVERTIBLE
 SHAREHOLDER            State Street Bank and Trust Co.         FUND, INC.
 SERVICING AGENT        c/o BFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

 INDEPENDENT            PricewaterhouseCoopers LLP
 REGISTERED PUBLIC      1177 Avenue of the Americas
 ACCOUNTING FIRM        New York, NY 10036

 LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

 DIRECTORS              Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

 OFFICERS               Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT
                        Jeffrey D. Geffen
                        VICE PRESIDENT
                        Bradley T. Brooks
                        VICE PRESIDENT
                        George Graham
                        VICE PRESIDENT
                        David T. Henigson
                        VICE PRESIDENT and
                        SECRETARY/TREASURER                       [LOGO]
                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER
                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #529912

VALUE LINE CONVERTIBLE FUND, INC.

                                                               TO OUR VALUE LINE
================================================================================

TO OUR SHAREHOLDERS:

For the year ended April 30, 2004, your Fund returned 13.03%. Due to our emphasis on safer investments with a more moderate risk profile, overweighting higher quality convertible bonds with moderate price potential and a competitive dividend, your Fund's total return was less than its much more risky pure stock benchmark, the S&P 500 Index.(1) It was a year in which the stock market environment favored higher risk companies that pay out small dividends and possess above-average volatility.

                                                                 YEAR ENDED
                                                                  4/30/04
                                                                -----------
Value Line Convertible Fund .................................     13.03%
S&P 500 .....................................................     22.88%

For the fiscal year ended April 30, 2004, equity markets experienced a strong period of price appreciation. The S&P 500 Index of stocks returned 22.88% for the period. Strong corporate profits, benign inflation, and an accommodative Federal Reserve monetary policy which kept interest rates steady for most of the year, were responsible for the equity rally.

For much of the year, interest rates traded in a narrow range at historically low levels. However, starting in April, interest rates began to rise, eventually jumping by over 100 basis points in yield. The trigger for the rate rise was a strong improvement in the labor market and some pickup in inflation from very low levels, as investors concluded the Federal Reserve Board would need to raise interest rates sooner than later.

In seeking a strong return, your Fund benefited from an overweighting in the consumer discretionary and industrial cyclical sectors while being hurt by an underweighting in technology as well as in generally riskier companies, which benefited from balance sheet improvement and increased earnings.

The outlook for the markets is uncertain. The Federal Reserve, which has been accommodative in its monetary policy for several years, appears ready to embark upon a tightening phase. Bond yields have already risen in anticipation of this. Equity markets, generally, struggle in periods of rising interest rates as higher rates have the potential to slow economic growth and reduce earnings.

Our strategy is to select lower-risk convertibles with good liquidity, strong capitalization, and solid credit worthiness that offer favorable prospects for price appreciation. The securities selected represent a balance between those with solid fundamentals and a high rank in the Value Line Convertible Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

June 10, 2004

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                               VALUE LINE CONVERTIBLE FUND, INC.

CONVERTIBLE FUND, INC. SHAREHOLDERS
================================================================================

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters. That's when the nation's gross domestic product, buoyed by a strengthening in retail spending and capital goods activity, rose at the fastest pace in several years. Moreover, the domestic economy is continuing to press forward at a solid pace this year, with GDP growth in the current quarter likely topping 4% for the fourth quarter in a row.

Meanwhile, underpinned by the critical support of the consumer and industrial markets, the economy should remain in forward gear for the balance of this year and in 2005, with growth possibly averaging close to 4% over this upcoming 18-month stretch. One potential concern, however, is the likely track of interest rates, as the Federal Reserve seems poised to vote for a succession of rate increases over the next 12 to 18 months, as it strives to keep both inflation and a possible overheating of the economy at bay.

Inflation, meantime, is starting to move higher, fueled by surging oil and gas prices. However, aside from rising energy costs, there appear to be few areas now experiencing any serious pricing pressures. Indeed, we see this pattern of just moderate overall inflation continuing, suggesting that the Fed's prospective monetary tightening will not be sufficient to derail the business expansion. Our cautious optimism assumes that the troubled situation in Iraq will gradually stabilize and that the Organization of Petroleum Exporting Countries, or OPEC, will pump adequate supplies of oil in an effort to produce stability on the energy front as well.






















--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.




================================================================================

        Comparison of a Change in Value of a $10,000 Investment in the Value Line Convertible Fund, Inc. and the S&P 500 Index+


                              [CHART APPEARS HERE]



                             FROM 5/1/94 TO 4/30/04


PERFORMANCE DATA:*

                                                             GROWTH OF AN
                                         AVERAGE ANNUAL   ASSUMED INVESTMENT
                                          TOTAL RETURNS       OF $10,000
                                         --------------   ------------------
 1 year ended 4/30/04 .................       +13.03%          $11,303
 5 years ended 4/30/04 ................        +4.04%           12,188
10 years ended 4/30/04 ................        +7.82%           21,235

================================================================================
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURNS AT MARCH 31, 2004 FOR THE ONE-YEAR, FIVE-YEAR AND TEN-YEAR PERIODS WERE 20.57%, 4.55% AND 7.85%, RESPECTIVELY. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

+ THE S & P 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


--------------------------------------------------------------------------------
4

                                               VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2004
================================================================================

PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

CONVERTIBLE CORPORATE
BONDS & NOTES (58.8%)

                    AEROSPACE/DEFENSE (2.6%)
$450,000            EDO Corporation
                      5 1/4%, 4/15/2007 .......................    $   479,250
 550,000            L-3 Communications Holdings, Inc.
                      4%, 9/15/2011 ...........................        655,875
                                                                   -----------
                                                                     1,135,125
                    AIR TRANSPORT (1.6%)
 150,000            Delta Air Lines, Inc. 8%, 6/3/2023 ........         91,313
 350,000            ExpressJet Holdings, Inc.
                      4 1/4%, 8/1/2023 ........................        364,000
 250,000            Northwest Airlines Corp.
                      6 5/8%, 5/15/2023 .......................        238,750
                                                                   -----------
                                                                       694,063
                    AUTO & TRUCK (0.9%)
 350,000            Navistar Financial Corp.
                      4 3/4%, 4/1/2009 ........................        372,750

                    BIOTECHNOLOGY (1.7%)
 200,000            Amgen Inc. Zero Coupon, 3/1/2032...........        147,750
 550,000            Invitrogen Corp.
                      2 1/4%, 12/15/2006 ......................        591,937
                                                                   -----------
                                                                       739,687
                    CABLE TV (1.6%)
 350,000            EchoStar Communications Corp.
                      5 3/4%, 5/15/2008 .......................        362,688
 350,000            Mediacom Communications Corp.
                      5 1/4%, 7/1/2006 ........................        339,937
                                                                   -----------
                                                                       702,625
                    CHEMICAL --
                      DIVERSIFIED (0.5%)
 250,000            3M Company Zero Coupon,
                      11/21/2032 ..............................        231,563


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

                    COMPUTER SOFTWARE &
                      SERVICES (4.2%)
$200,000            Computer Associates International,
                      Inc. 5%, 3/15/2007 ......................    $   245,250
 300,000            DST Systems, Inc. Series "B"
                      3 5/8%, 8/15/2023 .......................        346,125
 150,000            Electronics For Imaging, Inc.
                      1 1/2%, 6/1/2023 ........................        171,937
 300,000            Mentor Graphics Corp.
                      6 7/8%, 6/15/2007 .......................        336,375
 250,000            Red Hat, Inc. 1/2%, 1/15/2024* ............        289,063
 100,000            Symantec Corp. 3%, 11/1/2006 ..............        264,500
 200,000            Veritas Software Corp.
                      1/4%, 8/1/2013* .........................        194,750
                                                                   -----------
                                                                     1,848,000
                    DIVERSIFIED
                      COMPANY (4.0%)
 350,000            Danaher Corp. Zero Coupon,
                      1/22/2021 ...............................        249,813
 500,000            GenCorp Inc. 5 3/4%, 4/15/2007 ............        504,375
 750,000            Tyco International Group S.A.
                      Series "A" 2 3/4%, 1/15/2018 ............        981,562
                                                                   -----------
                                                                     1,735,750
                    DRUG (3.5%)
 200,000            ALZA Corp. Zero Coupon,
                      7/28/2020 ...............................        150,500
 450,000            Cephalon, Inc. 2 1/2%, 12/15/2006 .........        442,125
 250,000            Medarex, Inc. 4 1/2%, 7/1/2006 ............        254,688
 200,000            Teva Pharmaceutical Finance II,
                      LLC Series "A" 1/2%, 2/1/2024 ...........        202,000
 200,000            Teva Pharmaceutical Finance II,
                      LLC Series "B" 1/4%, 2/1/2024 ...........        204,000
 250,000            Watson Pharmaceuticals, Inc.
                     1 3/4%, 3/15/2023 ........................        274,375
                                                                   -----------
                                                                     1,527,688

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================

PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

                    ELECTRICAL
                      EQUIPMENT (0.4%)
$150,000            Corning Incorporated
                      3 1/2%, 11/1/2008 .......................    $   188,437
                    ELECTRONICS (1.6%)
 450,000            Avnet, Inc. 2%, 3/15/2034 .................        453,938
 200,000            Harris Corp. 3 1/2%, 8/15/2022 ............        245,000
                                                                   -----------
                                                                       698,938
                    ENTERTAINMENT (2.4%)
 250,000            Disney (Walt) Co.
                      2 1/8%, 4/15/2023 .......................        261,875
 150,000            Liberty Media Corp. (convertible
                      into Motorola, Inc. common)
                      3 1/2%, 1/15/2031 .......................        136,875
 350,000            Liberty Media Corp. (convertible
                      into Viacom, Inc. Class "B"
                      common) 3 1/4%, 3/15/2031 ...............        327,687
 300,000            Liberty Media Corp. (convertible
                      into Time Warner Inc. common)
                      3/4%, 3/30/2023 .........................        337,500
                                                                   -----------
                                                                     1,063,937

                    FINANCIAL SERVICES --
                      DIVERSIFIED (4.2%)
 450,000            Cendant Corp. 3 7/8%, 11/27/2011 ..........        486,563
 250,000            Countrywide Credit Industries, Inc.
                      Zero Coupon, 2/8/2031 ...................        348,125
 350,000            IOS Capital LLC 5%, 5/1/2007* .............        368,375
 400,000            Loews Corp. 3 1/8%, 9/15/2007 .............        387,500
 250,000            Radian Group, Inc.
                      2 1/4%, 1/1/2022 ........................        255,312
                                                                   -----------
                                                                     1,845,875
                    FOREIGN
                      TELECOMMUNICATIONS
                      (0.4%)
 200,000            Nortel Networks Corp.
                      4 1/4%, 9/1/2008 ........................        187,500


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

                    GROCERY (0.9%)
$450,000            Whole Foods Market, Inc. Zero
                      Coupon, 3/2/2018 ........................    $   384,188

                    HOMEBUILDING (0.3%)
 200,000            Lennar Corp. Zero Coupon,
                      4/4/2021 ................................        138,750

                    HOTEL/GAMING (2.5%)
 300,000            Host Marriott, L.P.
                      3 1/4%, 4/15/2024* ......................        292,875
 550,000            International Game Technology
                      Zero Coupon, 1/29/2033 ..................        462,000
 300,000            Starwood Hotels & Resorts
                      Worldwide, Inc.
                      3 1/2%, 5/16/2023 .......................        315,000
                                                                   -----------
                                                                     1,069,875

                    INFORMATION
                      SERVICES (1.3%)
 450,000            Getty Images, Inc. 1/2%, 6/9/2023 .........        562,500
                    INSURANCE -- PROPERTY/
                      CASUALTY (1.3%)
 500,000            American Financial Group, Inc.
                      1.4861% to 6/2/2008, Zero
                      Coupon thereafter, 6/2/2033 .............        216,875
 350,000            Ohio Casualty Corp.
                      5%, 3/19/2022 ...........................        371,437
                                                                   -----------
                                                                       588,312

                    INTERNET (0.5%)
 150,000            Yahoo! Inc. Zero Coupon,
                      4/1/2008 ................................        207,000

                    MEDICAL SERVICES (2.0%)
 250,000            Health Management Associates, Inc.
                      Zero Coupon, 1/28/2022 ..................        228,750
 300,000            LifePoint Hospitals, Inc.
                      4 1/2%, 6/1/2009 ........................        321,375
 300,000            Quest Diagnostics, Inc.
                      1 3/4%, 11/30/2021 ......................        319,875
                                                                   -----------
                                                                       870,000




--------------------------------------------------------------------------------
6

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2004
================================================================================

PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

                    MEDICAL SUPPLIES (1.8%)
$250,000            Allergan, Inc. Zero Coupon,
                      11/6/2022 ...............................    $   261,250
 200,000            AmeriSource Health Corp.
                      5%, 12/1/2007 ...........................        234,500
 250,000            Apogent Technologies Inc.
                      2 1/4%, 10/15/2021 ......................        280,000
                                                                   -----------
                                                                       775,750

                    METAL FABRICATING (0.7%)
 250,000            Maverick Tube Corp.
                      4%, 6/15/2033 ...........................        288,750

                    METALS & MINING --
                      DIVERSIFIED (0.3%)
 100,000            Freeport McMoRan Copper & Gold,
                      Inc. 7%, 2/11/2011 ......................        137,125

                    OILFIELD SERVICES/
                      EQUIPMENT (1.9%)
 300,000            Halliburton Co.
                      3 1/8%, 7/15/2023 .......................        326,625
 500,000            Schlumberger Ltd. Series "A"
                      1 1/2%, 6/1/2023 ........................        516,250
                                                                   -----------
                                                                       842,875

                    PRECISION
                      INSTRUMENT (1.0%)
 400,000            Agilent Technologies, Inc.
                      3%, 12/1/2021 ...........................        419,500

                    RECREATION (1.7%)
 300,000            Carnival Corp. 2%, 4/15/2021 ..............        370,500
 550,000            Royal Caribbean Cruises Ltd. Zero
                      Coupon, 5/18/2021 .......................        367,125
                                                                   -----------
                                                                       737,625

                    RETAIL AUTOMOTIVE (0.8%)
 250,000            Pep Boys -- Manny, Moe & Jack
                      (The) 4 1/4%, 6/1/2007 ..................        332,500

                    RETAIL BUILDING
                      SUPPLY (0.6%)
 250,000            Lowe's Companies, Inc.
                      0.861%, 10/19/2021 ......................        253,438


PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

                    RETAIL -- SPECIAL
                      LINES (5.5%)
$200,000            Ann Taylor Stores Corp.
                      0.550%, 6/18/2019 .......................    $   149,500
 250,000            Barnes & Noble, Inc.
                      5 1/4%, 3/15/2009 .......................        257,500
 450,000            Best Buy Co., Inc.
                      2 1/4%, 1/15/2022 .......................        490,500
 250,000            Charming Shoppes, Inc.
                      4 3/4%, 6/1/2012 ........................        270,312
 250,000            Gap, Inc. (The), 5 3/4%, 3/15/2009 ........        360,313
 550,000            School Speciality, Inc.
                      6%, 8/1/2008 ............................        633,875
 250,000            TJX Companies, Inc. (The) Zero
                      Coupon, 2/13/2021 .......................        219,062
                                                                   -----------
                                                                     2,381,062

                    RETAIL STORE (1.9%)
 300,000            Costco Companies, Inc. Zero
                      Coupon, 8/19/2017 .......................        254,625
 450,000            Penney (J.C.) Co., Inc.
                      5%, 10/15/2008 ..........................        557,437
                                                                   -----------
                                                                       812,062

                    SECURITIES
                      BROKERAGE (0.5%)
 300,000            Legg Mason, Inc. Zero Coupon,
                      6/6/2031 ................................        218,625
                    SEMICONDUCTOR (2.0%)
 150,000            Advanced Micro Devices, Inc.
                      4 3/4%, 2/1/2022 ........................        152,063
 250,000            Fairchild Semiconductor Corp.
                      5%, 11/1/2008 ...........................        256,562
 250,000            International Rectifier Corp.
                      4 1/4%, 7/15/2007 .......................        250,938
 150,000            Micron Technology, Inc.
                      2 1/2%, 2/1/2010 ........................        196,125
  15,000            TranSwitch Corp.
                      4 1/2%, 9/12/2005 .......................         14,306
                                                                   -----------
                                                                       869,994




--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================

PRINCIPAL
 AMOUNT
OR SHARES                                                             VALUE
--------------------------------------------------------------------------------

            SHOE (0.5%)
$200,000    Reebok International Ltd.
              4 1/4%, 3/1/2021 ................................    $   203,000

            TELECOMMUNICATION
              SERVICES (1.2%)
 150,000    Crown Castle International Corp.
              4%, 7/15/2010 ...................................        234,937
 250,000    Nextel Communications, Inc.
              6%, 6/1/2011 ....................................        267,500
                                                                   -----------
                                                                       502,437
                                                                   -----------

            TOTAL CONVERTIBLE
              CORPORATE BONDS &
              NOTES
              (COST $24,561,627) ..............................     25,567,306
                                                                   -----------
CONVERTIBLE PREFERRED STOCKS (22.5%)

            ADVERTISING (0.7%)
   5,000    Interpublic Group of Companies,
              Inc. (The) 5 3/8%,
              Series "A" Pfd. .................................        287,700

            AEROSPACE/DEFENSE (1.0%)
   4,000    Northrop Grumman Corp.
              7 1/4%, Pfd. ....................................        418,000

            AUTO & TRUCK (2.2%)
  12,000    Ford Motor Company Capital
              Trust II, 6 1/2%, Pfd. ..........................        677,160
  10,000    General Motors Corp.
              6 1/4%, Series "C" Pfd. .........................        304,800
                                                                   -----------
                                                                       981,960

            BANK (0.8%)
   2,000    Commerce Capital Trust II
              5.95%, Pfd. .....................................        126,750
   1,000    State Street Corp. 6 3/4%, Pfd. ...................        232,250
                                                                   -----------
                                                                       359,000


 SHARES                                                               VALUE
--------------------------------------------------------------------------------

           CABLE TV (0.4%)
 7,000     Equity Securities Trust I 6 1/2%,
             Exchangeable Pfd. (exchangeable
             into Cablevision Systems Corp.
             -- New York Group Class "A"
             common) ..........................................    $   159,670

           ELECTRICAL UTILITY --
             EAST (0.5%)
 4,000     FPL Group, Inc. 8 1/2%, Pfd. .......................        223,360

           ELECTRONICS (0.7%)
 6,000     Pioneer - Standard Financial Trust
             6 3/4%, Pfd. .....................................        300,750

           FINANCIAL SERVICES --
             DIVERSIFIED (1.6%)
 5,000     Capital One Financial Corp.
             6 1/4%, Pfd. .....................................        245,900
 3,000     Cendant Corp. 7 3/4%, Pfd. .........................        149,400
 5,000     Hartford Financial Services Group,
             Inc. (The) 7%, Pfd. ..............................        304,950
                                                                   -----------
                                                                       700,250

           INSURANCE -- LIFE (1.4%)
 5,200     Prudential Financial, Inc.
             6 3/4%, Pfd. .....................................        351,156
 4,500     Reinsurance Group of America, Inc.
             5 3/4%, Pfd. .....................................        259,875
                                                                   -----------
                                                                       611,031

           INSURANCE --
             PROPERTY/CASUALTY (1.4%)
 6,000     Chubb Corporation (The) 7%, Pfd. ...................        170,220
 2,000     St. Paul Companies, Inc. (The)
             9%, Pfd. .........................................        148,300
12,000     Travelers Property Casualty Corp.
             4 1/2%, Pfd. .....................................        295,560
                                                                   -----------
                                                                       614,080

           MACHINERY (1.3%)
 5,000     Cummins Capital Trust I 7%, Pfd. ...................        356,875
 5,000     United Rentals Trust I 6 1/2%, Pfd. ................        218,750
                                                                   -----------
                                                                       575,625


--------------------------------------------------------------------------------
8

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2004
================================================================================

   SHARES                                                             VALUE
--------------------------------------------------------------------------------

                  MEDICAL SERVICES (1.2%)
     5,000        Anthem, Inc. 6%, Pfd. .......................    $   516,700

                  MEDICAL SUPPLIES (0.6%)
     5,000        Baxter International, Inc. 7%, Pfd. .........        270,850

                  NATURAL GAS --
                    DIVERSIFIED (0.6%)
     4,100        Callon Petroleum Co. $2.125,
                    Series "A" Pfd. ...........................        121,770
     2,000        Williams Companies, Inc. (The)
                    5.5%, Pfd. ................................        133,250
                                                                   -----------
                                                                       255,020

                  OFFICE EQUIPMENT &
                    SUPPLIES (0.6%)
     2,000        Xerox Corp. 6 1/4%,
                    Series "C" Pfd. ...........................        251,250

                  OILFIELD
                    SERVICES/EQUIPMENT (0.5%)
     6,000        Teekay Shipping Corp.
                    7 1/4%, Pfd. ..............................        224,460

                  PAPER & FOREST
                    PRODUCTS (0.7%)
     2,000        Boise Cascade Corp. 7 1/2%, Pfd. ............        100,300
     4,000        Temple-Inland, Inc. 7 1/2%, Pfd. ............        224,400
                                                                   -----------
                                                                       324,700

                  PETROLEUM --
                    INTEGRATED (1.6%)
     6,000        Amerada Hess Corp. 7%, Pfd. .................        402,540
     6,000        Kerr-McGee Corp. 5 1/2%, Pfd.
                    (exchangeable into Devon Energy
                    Corp. common) .............................        313,140
                                                                   -----------
                                                                       715,680

                  PETROLEUM --
                    PRODUCING (0.7%)
       250        Chesapeake Energy Corp. 4 1/8%,
                    Pfd.* .....................................        261,250
       250        Chesapeake Energy Corp. 5%,
                    Series "B" Pfd. ...........................         27,719
                                                                   -----------
                                                                       288,969


  SHARES                                                              VALUE
--------------------------------------------------------------------------------

                  PHARMACY SERVICES (0.6%)
     4,000        Omnicare, Inc. 4%, Series "A" Pfd. ..........    $   248,000

                  POWER INDUSTRY (0.5%)
     5,000        AES Trust III 6 3/4%, Pfd. ..................        210,000

                  SEMICONDUCTOR (0.3%)
     3,000        Motorola, Inc. 7%, Pfd. .....................        150,420

                  STEEL -- INTEGRATED (0.2%)
     1,000        United States Steel Corp. 7%,
                    Series "B" Pfd. ...........................         99,625

                  TELECOMMUNICATION
                    SERVICES (0.6%)
     5,000        ALLTEL Corp. 7 3/4%, Pfd. ...................        249,250

                  TELECOMMUNICATIONS
                    EQUIPMENT (0.8%)
       300        Lucent Technologies Capital Trust I
                    7 3/4%, Pfd. ..............................        348,750

                  THRIFT (1.0%)
     3,000        New York Community Bancorp
                    Capital Trust V 6%, Pfd. ..................        201,000
     4,000        Washington Mutual Capital Trust I
                    5 3/8%, Pfd. ..............................        219,400
                                                                   -----------
                                                                       420,400
                                                                   -----------

                  TOTAL CONVERTIBLE
                    PREFERRED STOCKS
                    (COST $9,403,157) .........................      9,805,500
                                                                   -----------











--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS
================================================================================


 SHARES                                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (9.9%)

           AUTO PARTS (0.4%)
 1,000     Autoliv Inc. .......................................   $     42,530
 2,000     Lear Corp. .........................................        121,240
                                                                   -----------
                                                                       163,770

           BIOTECHNOLOGY (0.9%)
 3,028     Genentech, Inc.+* ..................................        371,839

           COMPUTER &
             PERIPHERALS (0.2%)
 2,000     Dell Inc.+ .........................................         69,420

           COMPUTER SOFTWARE &
             SERVICES (0.5%)
 2,000     Affiliated Computer Services, Inc.
             Class "A"+ .......................................         97,000
 2,000     Symantec Corp.+ ....................................         90,100
 2,000     Transaction Systems Architects, Inc.
             Class "A"+ .......................................         42,460
                                                                   -----------
                                                                       229,560

           DIVERSIFIED
             COMPANY (0.3%)
 2,000     Fortune Brands, Inc. ...............................        152,500

           DRUG (0.3%)
 1,000     Gilead Sciences, Inc.+ .............................         60,830
 2,000     Pfizer, Inc. .......................................         71,520
                                                                   -----------
                                                                       132,350

           EDUCATIONAL
             SERVICES (0.2%)
 1,000     Apollo Group, Inc. Class "A"+ ......................         90,880

           ELECTRICAL
             EQUIPMENT (0.2%)
 3,000     Rockwell Automation, Inc. ..........................         98,070

           ENTERTAINMENT (0.2%)
 2,000     Clear Channel
             Communications, Inc. .............................         82,980


 SHARES                                                              VALUE
--------------------------------------------------------------------------------

           FINANCIAL SERVICES --
             DIVERSIFIED (0.8%)
 3,000     American International Group, Inc. .................    $   214,950
 2,000     Citigroup, Inc. ....................................         96,180
 2,000     MBNA Corp. .........................................         48,760
                                                                   -----------
                                                                       359,890

           FOOD PROCESSING (0.2%)
 2,082     Dean Foods Co.+ ....................................         69,914

           HOMEBUILDING (0.1%)
 2,178     D.R. Horton, Inc. ..................................         62,726

           HOTEL/GAMING (0.6%)
 4,000     GTECH Holdings Corp. ...............................        243,680

           INDUSTRIAL SERVICES (0.1%)
 2,000     Navigant Consulting, Inc.+ .........................         35,060

           MACHINERY (0.3%)
 2,000     Ingersoll-Rand Company Ltd.
             Class "A" ........................................        129,100

           MEDICAL SERVICES (1.2%)
 2,000     Aetna Inc. .........................................        165,500
 2,000     DaVita Inc.+ .......................................        102,200
 3,000     PacifiCare Health Systems, Inc.+ ...................        107,280
 2,000     Quest Diagnostics, Inc. ............................        168,700
                                                                   -----------
                                                                       543,680

           MEDICAL SUPPLIES (0.8%)
 2,000     Fisher Scientific International, Inc.+ .............        117,100
 1,000     Medtronic, Inc. ....................................         50,460
 2,000     Zimmer Holdings, Inc.+ .............................        159,700
                                                                   -----------
                                                                       327,260

           METALS & MINING --
             DIVERSIFIED (0.2%)
 1,000     Phelps Dodge Corp.+ ................................         65,830

           NATURAL GAS --
             DIVERSIFIED (0.3%)
 2,583     Western Gas Resources, Inc. ........................        140,644


--------------------------------------------------------------------------------
10

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2004
================================================================================

 SHARES                                                               VALUE
--------------------------------------------------------------------------------

           PAPER & FOREST
             PRODUCTS (0.2%)
 2,000     Georgia-Pacific Corp. ..............................    $    70,200

           PETROLEUM --
             PRODUCING (0.2%)
 2,000     Apache Corp. .......................................         83,740

           R.E.I.T (0.6%)
 2,000     General Growth Properties, Inc. ....................         54,220
 2,533     Simon Property Group, Inc. .........................        122,116
 2,000     SL Green Realty Corp. ..............................         81,600
                                                                   -----------
                                                                       257,936

           RAILROAD (0.1%)
 2,000     Norfolk Southern Corp. .............................         47,640

           RETAIL AUTOMOTIVE (0.2%)
 2,000     Advance Auto Parts, Inc.+ ..........................         86,300

           RETAIL -- SPECIAL
             LINES (0.1%)
 2,000     Foot Locker, Inc. ..................................         48,000

           SECURITIES
             BROKERAGE (0.3%)
 2,000     Lehman Brothers Holdings, Inc. .....................        146,800

           TELECOMMUNICATIONS
             EQUIPMENT (0.4%)
 3,000     Andrew Corp.+ ......................................         50,850
 3,000     Cisco Systems, Inc.+ ...............................         62,610
 3,000     Juniper Networks, Inc.+ ............................         65,640
                                                                   -----------
                                                                       179,100
                                                                   -----------

           TOTAL COMMON STOCKS
             (COST $4,052,069) ................................      4,288,869
                                                                   -----------

           TOTAL INVESTMENT
             SECURITIES (91.2%)
             (COST $38,016,853) ...............................     39,661,675
                                                                   -----------




PRINCIPAL
  AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                REPURCHASE
                  AGREEMENT (6.7%)
                  (INCLUDING ACCRUED INTEREST)
$2,900,000      Collateralized by $2,990,000
                  U.S. Treasury Notes 4 1/4%,
                  due 8/15/2013, with a value of
                  $2,965,260 (with Morgan
                  Stanley, 0.91%, dated
                  4/30/2004, due 05/3/2004,
                  delivery value $2,900,220)
                  (Cost $2,900,073)............................    $ 2,900,073
                                                                   -----------

                CASH AND OTHER ASSETS
                  IN EXCESS OF
                  LIABILITIES (2.1%) ..........................        940,343
                                                                   -----------

                NET ASSETS (100.0%) ...........................    $43,502,091
                                                                   ===========

                NET ASSET VALUE,
                  OFFERING AND
                  REDEMPTION PRICE
                  PER OUTSTANDING
                  SHARE
                  ($43,502,091 DIVIDED BY 3,847,783
                  SHARES OUTSTANDING) .........................    $     11.31
                                                                   ===========

* PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL INVESTORS.

+    NON-INCOME PRODUCING SECURITY




















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
AT APRIL 30, 2004                                                      FOR THE YEAR ENDED APRIL 30, 2004
==================================================================================================================================

ASSETS:                                                                INVESTMENT INCOME:
Investment securities, at value                                        Interest ....................................    $1,235,843
   (Cost - $38,016,853) ........................   $39,661,675         Dividends (Net of foreign
Repurchase agreement                                                      withholding tax of $444) .................       561,160
   (Cost - $2,900,073) .........................     2,900,073                                                          ----------
Cash ...........................................       272,481              Total Income ...........................     1,797,003
Receivable for securities sold .................       940,808                                                          ----------
Interest and dividends receivable ..............       226,828         EXPENSES:
Receivable for capital shares sold .............        30,000         Advisory fee ................................       337,037
                                                   -----------         Service and distribution plan fee ...........       112,346
  TOTAL ASSETS .................................    44,031,865         Auditing and legal fees .....................        58,728
                                                   -----------         Transfer agent ..............................        32,364
LIABILITIES:                                                           Printing ....................................        30,265
Payable for securities purchased ...............       438,799         Registration and filing fees ................        23,374
Payable for capital shares repurchased .........        22,628         Custodian fees ..............................        21,519
Accrued expenses:                                                      Directors' fees and expenses ................        20,041
  Advisory fee .................................        27,523         Quote charge ................................        19,873
  Service and distribution plan                                        Postage .....................................         9,125
     fees payable ..............................         9,174         Insurance, dues and other ...................         8,831
  Other ........................................        31,650         Telephone ...................................         6,941
                                                   -----------                                                          ----------
   TOTAL LIABILITIES ...........................       529,774              Total Expenses Before
                                                   -----------                 Custody Credits .....................       680,444
NET ASSETS .....................................   $43,502,091              Less: Custody Credits ..................        (2,821
                                                   ===========                                                          ----------
NET ASSETS CONSIST OF:                                                      Net Expenses ...........................       677,623
Capital stock, at $1.00 par value                                                                                       ----------
   (authorized 50,000,000, outstanding                                 NET INVESTMENT INCOME .......................     1,119,380
   3,847,783 shares) ...........................   $ 3,847,783                                                          ----------
Additional paid-in capital .....................    42,106,152         NET REALIZED AND UNREALIZED GAIN
Accumulated net investment income ..............       170,724            ON INVESTMENTS:
Accumulated net realized loss on                                            Net Realized Gain ......................     2,716,651
   investments .................................    (4,267,390)             Change in Net Unrealized
Net unrealized appreciation of                                                 Appreciation (Depreciation) .........     1,691,392
   investments .................................     1,644,822                                                          ----------
                                                   -----------         NET REALIZED GAIN AND CHANGE IN NET
NET ASSETS .....................................   $43,502,091            UNREALIZED APPRECIATION
                                                   ===========            (DEPRECIATION) ON INVESTMENTS ............     4,408,043
NET ASSET VALUE, OFFERING AND                                                                                           ----------
   REDEMPTION PRICE PER OUTSTANDING                                    NET INCREASE IN NET ASSETS FROM
   SHARE ($43,502,091 DIVIDED BY 3,847,783                                OPERATIONS ...............................    $5,527,423
   SHARES OUTSTANDING) .........................   $     11.31                                                          ==========
                                                   ===========










SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                               VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2004 AND 2003
================================================================================


                                                                            YEAR ENDED         YEAR ENDED
                                                                          APRIL 30, 2004     APRIL 30, 2003
                                                                          ---------------------------------
OPERATIONS:
 Net investment income ...............................................     $  1,119,380      $   1,246,728
 Net realized gain (loss) on investments .............................        2,716,651         (4,866,528)
 Change in net unrealized appreciation (depreciation) ................        1,691,392          1,164,792
                                                                          ---------------------------------
 Net increase (decrease) in net assets from operations ...............        5,527,423         (2,455,008)
                                                                          ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................       (1,213,900)        (1,320,222)
                                                                          ---------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................        3,738,718         63,499,601
 Proceeds from reinvestment of distributions to shareholders .........        1,064,984          1,150,836
 Cost of shares repurchased ..........................................       (9,690,277)       (75,264,031)
                                                                          ---------------------------------
 Net decrease from capital share transactions ........................       (4,886,575)       (10,613,594)
                                                                          ---------------------------------
TOTAL DECREASE IN NET ASSETS .........................................         (573,052)       (14,388,824)
NET ASSETS:
 Beginning of year ...................................................       44,075,143         58,463,967
                                                                          ---------------------------------
 End of year .........................................................     $ 43,502,091      $  44,075,143
                                                                          =================================
ACCUMULATED NET INVESTMENT INCOME, AT END OF YEAR ....................     $    170,724      $     177,649
                                                                          =================================

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------
14

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                  APRIL 30, 2004
================================================================================

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                              YEAR ENDED       YEAR ENDED
                                               APRIL 30,       APRIL 30,
                                                 2004             2003
                                             -----------------------------
Shares sold ..............................      341,395        6,212,371
Shares issued to
   shareholders in
   reinvestment of
   dividends .............................       96,391          115,840
                                             -----------------------------
                                                437,786        6,328,211
Shares repurchased .......................     (877,850)      (7,371,316)
                                             -----------------------------
Net decrease .............................     (440,064)      (1,043,105)
                                             =============================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    YEAR ENDED
                                                                     APRIL 30,
                                                                       2004
                                                                   -----------
PURCHASES:
Investment Securities .........................................    $53,172,984
                                                                   ===========
SALES OR REDEMPTIONS:
Investment Securities .........................................    $58,132,273
                                                                   ===========

4. INCOME TAXES
At April 30, 2004, information on the tax components of capital is as follows:

Cost of investment for tax purposes ...........................    $41,002,669
                                                                   ===========
Gross tax unrealized appreciation .............................    $ 2,345,953
Gross tax unrealized depreciation .............................       (786,874)
                                                                   -----------
Net tax unrealized appreciation on
   investments ................................................    $ 1,559,079
                                                                   ===========
Capital loss carryforward expiring
   April 30, 2011 .............................................    $ 4,188,772
                                                                   ===========
Undistributed ordinary income .................................    $   177,849
                                                                   ===========

The Fund's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

In the year ended April 30, 2004 the Fund utilized $1,645,786 of its carryforward loss.

The tax composition of distributions to shareholders for the years ended April 30, 2004 and April 30, 2003 were as follows:

                                                      2004            2003
                                                  -------------  --------------
Ordinary income ................................   $1,213,900      $1,320,222
                                                  =============================

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES,
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $337,037 was paid or payable to Value Line, Inc. (the Adviser) for the year ended April 30, 2004. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended April 30, 2004, fees amounting to $112,346 were paid or payable to the Distributor under the Plan.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 2004
================================================================================

For the year ended April 30, 2004, the Fund's expenses were reduced by $2,821 under a custody credit arrangement with the Custodian.


Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.
































--------------------------------------------------------------------------------
16

                                               VALUE LINE CONVERTIBLE FUND, INC.

FINANCIAL HIGHLIGHTS
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



                                                                               YEARS ENDED APRIL 30,
                                                       ---------------------------------------------------------------------
                                                           2004          2003        2002(2)          2001           2000
                                                       ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR .................     $ 10.28       $ 10.97       $ 12.27       $  16.55       $  12.77
                                                       ---------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income ............................         .28           .27           .33            .51            .43
  Net gains or losses on securities (both
    realized and unrealized) .......................        1.05          (.68)         (.97)         (2.44)          3.75
                                                       ---------------------------------------------------------------------
  Total from investment operations .................        1.33          (.41)         (.64)         (1.93)          4.18
                                                       ---------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income .............        (.30)         (.28)         (.41)          (.51)          (.40)
  Distributions from net realized gains ............          --            --          (.25)         (1.84)            --
                                                       ---------------------------------------------------------------------
  Total distributions ..............................        (.30)         (.28)         (.66)         (2.35)          (.40)
                                                       ---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .......................     $ 11.31       $ 10.28       $ 10.97       $  12.27       $  16.55
                                                       =====================================================================
TOTAL RETURN .......................................       13.03%        (3.62%)       (5.24%)       (11.38%)        33.21%
                                                       =====================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .............     $43,502       $44,075       $58,464       $ 67,240       $103,759
Ratio of expenses to average net assets(1) .........        1.51%         1.47%         1.31%          1.22%          1.00%
Ratio of net investment income to average net
 assets ............................................        2.49%         2.66%         3.04%          3.37%          3.03%
Portfolio turnover rate ............................         130%          128%           67%            50%           127%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.50% FOR THE YEAR ENDED APRIL 30, 2004, UNCHANGED FOR THE YEARS ENDED APRIL 30, 2003 AND 2002, 1.21% FOR THE YEAR ENDED APRIL 30, 2001 AND 0.99% AND FOR THE YEAR ENDED APRIL 30, 2000.

(2) EFFECTIVE MAY 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 30, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS ($.04) PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.41% TO 3.04%. PER SHARE DATA AND RATIOS FOR YEARS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.







SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
VALUE LINE CONVERTIBLE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
June 22, 2004








--------------------------------------------------------------------------------
                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

             FOR CORPORATE TAXPAYERS 45.96% OF THE ORDINARY INCOME
              DISTRIBUTIONS PAID IN THE YEAR ENDED APRIL 30, 2004,
            QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.

           FOR THE YEAR ENDED APRIL 30, 2004, 41.51% OF THE ORDINARY
            INCOME DISTRIBUTION ARE TREATED AS QUALIFIED DIVIDENDS.
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
18

                                               VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
================================================================================

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.


                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
====================================================================================================================
INTERESTED DIRECTORS*
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and          Value Line, Inc.
Age 69                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc.; Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
-------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 69                                                        Adviser since 2000.
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                          Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 80                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
-------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 62
-------------------------------------------------------------------------------------------------------------------













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                                                                              19

VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
================================================================================


                                                            PRINCIPAL
                                                            OCCUPATION
                                            LENGTH OF       DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE         POSITION     TIME SERVED     PAST 5 YEARS                     HELD BY DIRECTOR
=========================================================================================================================
Francis C. Oakley              Director     Since 2000      Professor of History,            Berkshire Life Insurance
54 Scott Hill Road                                          Williams College, 1961 to        Company of America
Williamstown, MA 01267                                      present. President Emeritus
Age 72                                                      since 1994 and President,
                                                            1985-1994; Chairman
                                                            (1993-1997) and Interim
                                                            President (2002) of the
                                                            American Council of
                                                            Learned Societies.
-------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director     Since 1997      Visiting Professor of            None
5 Birch Run Drive                                           Classics, Williams College,
Saratoga Springs, NY12866                                   since 1999; President
Age 68                                                      Emeritus, Skidmore College
                                                            since 1999 and President,
                                                             1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director     Since 1985      Chairman, Institute for          A. Schulman Inc. (plastics)
169 Pompano St.                                             Political Economy.
Panama City Beach, FL 32413
Age 64
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director     Since 1996      Senior Financial Advisor,        None
1409 Beaumont Drive                                         Veritable L.P. (investment
Gladwyne, PA 19035                                          adviser) since April 1, 2004;
Age 55                                                      Senior Financial Advisor,
                                                            Hawthorne, since 2001.
                                                             1990-1999.

















--------------------------------------------------------------------------------
20

                                               VALUE LINE CONVERTIBLE FUND, INC.

MANAGEMENT OF THE FUND
================================================================================


                                                               PRINCIPAL
                                                               OCCUPATION
                                               LENGTH OF       DURING THE
NAME, ADDRESS, AND AGE     POSITION            TIME SERVED     PAST 5 YEARS
===============================================================================================
OFFICERS
--------
Jeffrey D. Geffen          Vice President      Since 2001      Portfolio Manager with the
Age 54                                                         Adviser since 2001;
                                                               Vice President Investments,
                                                               Morgan Stanley Dean Witter
                                                               Advisors, 1989-2001.
-----------------------------------------------------------------------------------------------
George Graham              Vice President      Since 2001      Editor, Value Line
Age 51                                                         Convertible Survey since
                                                               1998; Senior Convertibles
                                                               Analyst with the Adviser.
Bradley T. Brooks          Vice President      Since 2001      Portfolio Manager with the
Age 41                                                         Adviser.
-----------------------------------------------------------------------------------------------
David T. Henigson          Vice President,     Since 1994      Director, Vice President and
Age 46                     Secretary and                       Compliance Officer of the
                           Treasurer                           Adviser; Director and
                                                               Vice President of the
                                                               Distributor; Vice President,
                                                               Secretary and Treasurer of
                                                               each of the 14 Value Line
                                                               Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND
 STREET, NEW YORK, NY 10017.



















--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.



================================================================================

























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22

                                               VALUE LINE CONVERTIBLE FUND, INC.



================================================================================

























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--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.






* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
24

Item 2.  Code of Ethics
-----------------------

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee. (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
-------  --------------------------------------
         (a)      Audit Fees 2004 - $29,557; Audit Fees 2003 - $26,574
         (b)      Audit-Related fees - None
         (c)      Tax Preparation Fees 2004 - $7,040; Tax Preparation Fees 2003
                  - $6,920
         (d)      All Other Fees - 2004-None 2003-$833
         (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
         (e)(2)   not applicable.
         (f)      Not applicable.
         (g) Aggregate Non-Audit Fees 2004 - $7,040; Aggregate Non-Audit Fees 2003 - $7,753
         (h)      Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906-CERT.


                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Value Line Centurion Fund, Inc.


By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President


Date:  July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       --------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: July 8, 2004